Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Schedule of cash and cash equivalents
	2022	2021
	A$	A$
Cash at bank[1]	6,011,368	2,172,499

	2022	2021
	A$	A$
Cash and cash equivalents	6,011,368	2,172,499

Schedule of reconciliation of loss after tax to net cash outflow from operating activities
	Restated 2022	2021
	A$	A$
Loss from ordinary activities after income tax	(20,076,843)	(14,060,992)
Adjustments for non-cash items:
Depreciation and amortisation	363,695	349,387
Impairment expense	4,175,993	2,812,687
Share-based payments expense	7,452,583	7,295,966
Finance costs	-	250,668
Fair value loss on convertible notes	781,492	-
Unrealised foreign currency losses	142,836	(233,179)
Accrued interest	(155,157)	(34,881)

Movement in assets and liabilities:
Decrease/(increase) in prepaid expenses	9,542	(610,787)
Decrease in inventories	-	4,734
Decrease/(increase) in trade and other receivables	192,124	50,822
(Increase) in investments	(2,565,082)	-
(Decrease)/increase in employee liabilities/provisions	7,106	126,528
(Decrease)/increase in deferred income	(132,800)	132,800
(Decrease)/increase in trade and other payables	(54,288)	(185,839)
Net cash flow used in operating activities	(9,858,799)	(4,102,086)